Related Parties - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Holdco
Related Party Transaction [Line Items]
Related party transactions expense recognized on transaction	$ 22.4	$ 18.9	$ 14.1
Lanis
Related Party Transaction [Line Items]
Related party transactions expense recognized on transaction	$ 8.3	$ 7.8	$ 7.3